RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 4,423,371,456	$ 4,193,232,775
Amounts allocated to withdrawing participants	(1,818,607)	(1,991,172)
Net assets per the Form 5500	$ 4,421,552,849	$ 4,191,241,603